Expense Example - (American Beacon Ionic Inflation Protection ETF) - (American Beacon Ionic Inflation Protection ETF) - American Beacon Ionic Inflation Protection ETF	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	$ 224